Components of Other Accrued Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Schedule Of Accrued Liabilities [Line Items]
Other accrued liabilities	$ 42,979	$ 29,056
Deferred revenue
Schedule Of Accrued Liabilities [Line Items]
Other accrued liabilities	3,384	2,345
Earnout arrangements
Schedule Of Accrued Liabilities [Line Items]
Other accrued liabilities	5,405	3,930
Other accrued liabilities
Schedule Of Accrued Liabilities [Line Items]
Other accrued liabilities	29,511	18,235
Warranty reserve
Schedule Of Accrued Liabilities [Line Items]
Other accrued liabilities	$ 4,679	$ 4,546